Organization (Tables) - VIE and VIE's subsidiaries [Member]	12 Months Ended
Dec. 31, 2018
Variable Interest Entity [Line Items]
Summary of subsidiaries and variable interest entities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, ("CBPO")	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. ("WFOE")	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. ("Taiying")	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. ("Central BPO")	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. ("JTTC")	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. ("HTCC")	April 20, 2010	PRC	51% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. ("SCBI")	August 9, 2012	PRC	100% (5)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company ("STTCB")	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. ("JCBI")	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. ("ATIT")	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. ("JTIS")	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. ("NTEB")	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Jiangxi Taiying Technology Co., Ltd. ("JXTT")	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China

Xinjiang Taiying Technology Co., Ltd ("XTTC")	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China

Beijing Taiying Technology Co., Ltd. ("BTTC")	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Shenggu E-commerce Co., Ltd. ("ZSEC")	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

Baoding Taiying Information Technology Service Co., Ltd. ("BTIT")	June 16, 2017	PRC	100% (2)	BPO service provider principally serves Hebei Province, China

Sichuan Taiying Technology Co., Ltd. ("STTC")	November 8, 2017	PRC	100% (2)	BPO service provider principally serves Sichuan Province, China

Global Telecare Services Limited ("GTSL")	February 17, 2017	Hong Kong	100% (2)	Holding company for future acquisition of foreign businesses

Guangxi Taiying Information Technology Co., Ltd. ("GTTC")	March 28, 2018	PRC	100% (2)	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China

Guangdong Taiying Technology Co., Ltd. ("GDTT")	September 6, 2018	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Shandong Taiying Technology Wuhan Branch Company ("STTWB")	November 8, 2018	PRC	100% (2)	BPO service provider principally serves Hubei Province

Shandong Taiying Technology Chuzhou Branch Company ("STTCZB")	January 28, 2019	PRC	100% (2)	BPO service provider principally serves Anhui Province

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd.

(5) Wholly-owned subsidiary of Central BPO

Summary of balance sheet

	December 31, 2018			December 31, 2017
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash and cash equivalents	$579,490	$17,219	$4,729,713	$1,209,530	$12,219	$5,021,541
Other receivables	2,035	-	73	2,035	-	544
Prepayments	109,583	-	9,730	-	-	-
Income taxes recoverable	-	-	11,942	-	-	-
Long term investment	-	5,000,000	-	-	5,000,000	-
Property and equipment, net	-	-	15,084	-	-	-

Liabilities
Other payables	$34,797	$57,000	$34,809	$15,295	$52,000	$-
Wages payable	100,000	-	130,882	-	-	-

	December 31, 2018	December 31, 2017
ASSETS
Cash and cash equivalents	$19,093,490	$12,385,075
Accounts receivable, net	30,050,506	23,689,583
Notes receivable – related party	-	968,277
Prepayments	1,570,522	1,217,149
Prepayment, related party	91,618	-
Due from related parties, net	199,994	219,051
Income taxes recoverable	516,053	-
Other current assets	1,957,815	1,082,350
Total current assets of VIE and its subsidiaries	53,479,998	39,561,485
Equity investments	3,491,653	3,688,676
Property and equipment, net	8,275,376	6,067,338
Deferred tax assets	486,009	313,463
Total non-current assets of VIE and its subsidiaries	12,253,038	10,069,477
Total assets of VIE and its subsidiaries	$65,733,036	$49,630,962

LIABILITIES
Accounts payable	$610,724	$495,177
Accounts payable - related parties	162,112	46,661
Accrued liabilities and other payables	5,546,553	4,657,528
Deferred revenue	361,636	607,660
Wages payable	6,851,256	5,565,078
Income taxes payable	364,157	541,321
Short term loans	3,635,623	3,842,371
Total current liabilities of VIE and its subsidiaries	17,532,061	15,755,796
Total liabilities of VIE and its subsidiaries	$17,532,061	$15,755,796